Premises and equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 895,603	$ 904,735
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	471,083	467,706
Property Plant And Equipment Net Excluding Construction In Progress	424,520	437,029
Premises and equipment, net	538,486	545,453
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	108,468	103,632
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	493,746	494,512
Property, Plant and Equipment, Useful Life, Minimum	7
Property, Plant and Equipment, Useful Life, Maximum	50
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	312,975	324,106
Property, Plant and Equipment, Useful Life, Minimum	1
Property, Plant and Equipment, Useful Life, Maximum	10
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	88,882	86,117
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	10
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 5,498	$ 4,792